Note 22 - Other Expenses - Other Operating Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Amortization of intangible assets	$ 27,997	$ 22,680
Depreciation of property and equipment	13,651	4,515
Bad debt expense	80,050	123,288
Share-based compensation	12,250	5,916
Other expense	$ 133,948	$ 156,399